Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment (3) Based On:
Year	Summary Compensation Table Total for CEO (1) (2) ($)	Compensation Actually Paid to CEO (1) (2) ($)	Average Summary Compensation Table for Other NEOs (1) (2) ($)	Average Compensation Actually Paid to Other NEOs (1) (2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)	Net (Loss) ($ in millions)	CSM: Fourth Quarter Total Revenue (5) ($ in millions)
2022	8,078,464	2,966,606	1,976,501	380,749	67.38	78.27	(1.8)	472.7
2021	41,931,218	132,579,680	6,117,387	6,078,209	96.96	99.79	(579.4)	360.5

Company Selected Measure Name	fourth quarter total revenue
Named Executive Officers, Footnote [Text Block]	For 2022, the CEO was Bahram Akradi and the Other NEOs were Thomas Bergmann, Former President and Chief Financial Officer, Robert Houghton, Executive Vice President and Chief Financial Officer, Jeffrey Zwiefel, President and Chief Operating Officer, Eric Buss, Executive Vice President and Chief Administrative Officer, and Parham Javaheri, Executive Vice President and Chief Property Development Officer. For 2021, the CEO was Bahram Akradi and the Other NEOs were Thomas Bergmann, President and Chief Financial Officer, Jeffrey Zwiefel, President and Chief Operating Officer, Eric Buss, Executive Vice President and Chief Administrative Officer, and Parham Javaheri, Executive Vice President and Chief Property Development Officer.
Peer Group Issuers, Footnote [Text Block]	Our peer group used for the TSR calculation is the Russell 2000 (Total Return) Index, which is used to show our performance in our Form 10-K. We used this as our industry index because there is no published industry or line-of-business index for our industry, and we do not have a readily definable peer group that is publicly traded.
PEO Total Compensation Amount	$ 8,078,464	$ 41,931,218
PEO Actually Paid Compensation Amount	$ 2,966,606	132,579,680
Adjustment To PEO Compensation, Footnote [Text Block]	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the SCT total related to pension value is not needed. A reconciliation of Total
Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and the average of our Other NEOs is shown below:

	2022		2021
ADJUSTMENTS	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	8,078,464	1,976,501	41,931,218	6,117,387
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(6,171,671)	(1,176,160)	(23,931,794)	(4,605,832)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	3,559,114	795,556	19,288,331	4,284,868
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	(695,525)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(2,499,301)	(519,623)	95,291,925	281,786
Compensation Actually Paid (as calculated)	2,966,606	380,749	132,579,680	6,078,209
With respect to measuring the fair value of awards that are stock options, because the options were no longer at-the-money at the measurement dates, we used a Hull White lattice model to estimate the fair value of the options at the applicable dates considering the remaining contractual term of the options, an assumption about the executives’ early exercise behavior, the risk-free rate as of the measurement date and a volatility measured using a consistent approach with the grant date fair values.
Compensation actually paid to Mr. Akradi for 2021 is primarily comprised of an option award granted in 2015 that vested in connection with our IPO in October 2021.

Non-PEO NEO Average Total Compensation Amount	$ 1,976,501	6,117,387
Non-PEO NEO Average Compensation Actually Paid Amount	$ 380,749	6,078,209
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the SCT total related to pension value is not needed. A reconciliation of Total
Compensation from the Summary Compensation Table to Compensation Actually Paid to our CEO and the average of our Other NEOs is shown below:

	2022		2021
ADJUSTMENTS	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	8,078,464	1,976,501	41,931,218	6,117,387
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(6,171,671)	(1,176,160)	(23,931,794)	(4,605,832)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	3,559,114	795,556	19,288,331	4,284,868
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	—	(695,525)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(2,499,301)	(519,623)	95,291,925	281,786
Compensation Actually Paid (as calculated)	2,966,606	380,749	132,579,680	6,078,209
With respect to measuring the fair value of awards that are stock options, because the options were no longer at-the-money at the measurement dates, we used a Hull White lattice model to estimate the fair value of the options at the applicable dates considering the remaining contractual term of the options, an assumption about the executives’ early exercise behavior, the risk-free rate as of the measurement date and a volatility measured using a consistent approach with the grant date fair values.
Compensation actually paid to Mr. Akradi for 2021 is primarily comprised of an option award granted in 2015 that vested in connection with our IPO in October 2021.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Fourth Quarter Total Revenue
Fourth Quarter Adjusted EBITDAR
Stock Price

Total Shareholder Return Amount	$ 67.38	96.96
Peer Group Total Shareholder Return Amount	78.27	99.79
Net Income (Loss)	$ (1,800,000)	$ (579,400,000)
Company Selected Measure Amount	472,700,000	360,500,000
PEO Name	Bahram Akradi	Bahram Akradi
Additional 402(v) Disclosure [Text Block]	Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on October 7, 2021, which was the first day our common stock began to trade publicly on the NYSE, through and including the end of the fiscal year for each year reported in the table.
Relationship between Pay and Performance
The charts below present a graphical comparison of compensation actually paid to our CEO and the average compensation actually paid to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) total shareholder return (TSR), (2) peer group TSR, (3) net (loss), and (4) fourth quarter total revenue. The charts also provide a comparison of our TSR to the peer group TSR for the two-year period.
Compensation actually paid to Mr. Akradi for the year-ended December 31, 2021, as reflected in the above tables, is primarily comprised of an option award granted in 2015 that vested in connection with our IPO in October 2021.
Net loss for the year-ended December 31, 2022 included a $66.9 million tax-effected gain on sale-leaseback transactions associated with nine of our properties, partially offset by $25.5 million of tax-effected non-cash share-based compensation expense. Net loss for the year-ended December 31, 2021 included $269.1 million of tax-effected non-cash share-based compensation expense and $68.6 million of one-time tax-effected additional interest expense incurred in connection with
	the conversion of a related-party secured note into preferred stock, debt refinancing and the partial pay down of our term loan. Excluding these items of income and expense, net loss improved by $195.2 million.We define Adjusted EBITDAR as net income (loss) before interest expense, net, provision for (benefit from) income taxes, depreciation and amortization and rent, excluding the impact of share-based compensation expense, (gain) loss on sale-leaseback transactions, capital transaction costs, legal settlements, asset impairment, severance and other items that are not indicative of our ongoing operations, including incremental costs related to COVID-19.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2022 to our Company’s performance, is fourth quarter total revenue.
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,171,671)	$ (23,931,794)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,559,114	19,288,331
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,499,301)	95,291,925
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Fourth Quarter Total Revenue
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Fourth Quarter Adjusted EBITDAR
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,176,160)	(4,605,832)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	795,556	4,284,868
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(695,525)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (519,623)	$ 281,786